CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - CAD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
CURRENT
Cash and cash equivalents	$ 36,332	$ 59,924
Grants receivable and other current assets	1,334	3,983
Sales taxes receivable	1,061	1,972
Tax credits receivable	1,502	4,362
Restricted cash and deposits		621
Prepaid expenses	2,697	3,062
Total current assets	42,926	73,924
NON-CURRENT
Tax credits receivables	8,846	5,458
Investment - Listed shares	1,075	800
Property, plant and equipment	66,619	64,135
Intangible assets	59	182
Right-of-use assets	1,884	2,656
Restricted cash and deposits	2,530	2,919
Total non-current assets	81,013	76,150
Total assets	123,939	150,074
CURRENT
Accounts payables and accrued liabilities	9,798	15,429
Deferred grants	1,255	20
Current portion of lease liabilities	451	431
Current portion of borrowings	480	225
Total current liabilities	11,984	16,105
NON-CURRENT
Asset retirement obligation	987	952
Lease liabilities	1,636	2,386
Borrowings	1,278	1,763
Convertible notes	53,624	56,544
Total non-current liabilities	57,525	61,645
Total liabilities	69,509	77,750
EQUITY
Share capital	238,823	210,786
Other reserves	7,692	829
Contributed surplus	28,502	25,313
Deficit	(220,587)	(164,604)
Total equity	54,430	72,324
Total liabilities and equity	$ 123,939	$ 150,074